GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 22 - GENERAL AND ADMINISTRATIVE EXPENSES:

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?	?	?	?	?	?	?
?	?	Year Ended December 31,
?		2022		2021		2020
?	?	U.S. dollars in thousands
Payroll and related expenses	?	10,521	?	11,974	?	11,159
Share-based payments		3,971		5,732		1,855
Professional services and supply chain		10,787		11,040		9,132
Medical affairs	?	1,214	?	1,600	?	1,052
Office-related expenses		1,434		1,438		1,168
Other		659		581		1,009
?		28,586		32,365		25,375

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